INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Deferred revenue and advances from customers (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Current
Advances from customers	$ 2,929,540	$ 3,335,740
Deferred Revenue		587,400
Deferred revenue and advances from customers	2,929,540	3,923,140
Non-current
Advances from customers	41,237	52,511
Deferred revenue	1,838,499	1,872,627
Deferred revenue and advances from customers	$ 1,879,736	$ 1,925,138